15. DERIVATIVES AND FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivatives And Financial Instruments Details Narrative
Amortization associated with the interest rate caps	$ 912	$ 154